T. ROWE PRICE Large-Cap Value Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.7%
COMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 1.0%
Verizon Communications  918,100 29,756
29,756
Entertainment 0.3%
Walt Disney (1) 121,067 9,812
9,812
Media 1.8%
News, Class A  2,690,883 53,979
53,979
Total Communication Services 93,547
CONSUMER DISCRETIONARY 1.6%
Broadline Retail 0.4%
Kohl's  594,887 12,469
12,469
Hotels, Restaurants & Leisure 0.6%
Las Vegas Sands  381,550 17,490
17,490
Specialty Retail 0.6%
Best Buy  251,100 17,444
17,444
Total Consumer Discretionary 47,403
CONSUMER STAPLES 11.6%
Beverages 0.8%
Coca-Cola  416,838 23,335
23,335
Consumer Staples Distribution & Retail 2.5%
Walmart  481,273 76,970
76,970
Food Products 2.4%
Conagra Brands  1,824,471 50,027
Tyson Foods, Class A  458,200 23,134
73,161
Household Products 2.2%
Colgate-Palmolive  485,400 34,517
Kimberly-Clark  268,402 32,436
66,953

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Personal Care Products 1.0%
Kenvue  1,579,220 31,711
31,711
Tobacco 2.7%
Philip Morris International  906,128 83,889
83,889
Total Consumer Staples 356,019
ENERGY 10.0%
Energy Equipment & Services 0.7%
Baker Hughes  603,800 21,326
21,326
Oil, Gas & Consumable Fuels 9.3%
ConocoPhillips  204,265 24,471
EOG Resources  190,400 24,135
EQT  692,200 28,089
Exxon Mobil  468,367 55,071
Suncor Energy (2) 971,500 33,400
TC Energy (2) 391,616 13,476
TotalEnergies, ADR (2) 1,332,709 87,639
Williams  539,300 18,169
284,450
Total Energy 305,776
FINANCIALS 18.9%
Banks 8.4%
Bank of America  2,525,051 69,136
Fifth Third Bancorp  1,332,335 33,748
Huntington Bancshares  2,863,396 29,779
U.S. Bancorp  1,300,571 42,997
Wells Fargo  1,994,268 81,486
257,146
Capital Markets 0.3%
Charles Schwab  194,200 10,662
10,662
Financial Services 3.5%
Equitable Holdings  1,404,347 39,870
Fiserv (1) 584,810 66,060
105,930
Insurance 6.7%
American International Group  1,108,481 67,174
Chubb  428,034 89,108

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Hartford Financial Services Group  716,059 50,776
207,058
Total Financials 580,796
HEALTH CARE 19.1%
Biotechnology 0.5%
AbbVie  108,287 16,141
16,141
Health Care Equipment & Supplies 6.4%
Baxter International  1,057,000 39,891
Becton Dickinson & Company  248,264 64,184
Medtronic  671,922 52,652
Zimmer Biomet Holdings  345,027 38,719
195,446
Health Care Providers & Services 5.9%
Cigna Group  183,624 52,530
CVS Health  562,880 39,300
Elevance Health  165,236 71,947
Humana  34,500 16,785
180,562
Pharmaceuticals 6.3%
Bristol-Myers Squibb  384,700 22,328
Elanco Animal Health (1) 1,595,985 17,939
Johnson & Johnson  498,200 77,595
Merck  292,977 30,162
Pfizer  1,323,981 43,916
191,940
Total Health Care 584,089
INDUSTRIALS & BUSINESS SERVICES 12.2%
Aerospace & Defense 2.4%
Boeing (1) 72,500 13,897
L3Harris Technologies  341,100 59,392
73,289
Air Freight & Logistics 0.7%
United Parcel Service, Class B  140,040 21,828
21,828
Ground Transportation 2.3%
Norfolk Southern  151,800 29,894
Union Pacific  198,400 40,400
70,294
Industrial Conglomerates 3.5%
3M  112,300 10,514

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
General Electric  415,301 45,911
Siemens (EUR)  366,561 52,385
108,810
Machinery 2.7%
Cummins  176,376 40,295
Stanley Black & Decker  525,700 43,938
84,233
Passenger Airlines 0.6%
Southwest Airlines  687,639 18,614
18,614
Total Industrials & Business Services 377,068
INFORMATION TECHNOLOGY 8.5%
IT Services 0.8%
Accenture, Class A  76,300 23,432
23,432
Semiconductors & Semiconductor Equipment 3.6%
Applied Materials  87,191 12,072
QUALCOMM  758,141 84,199
Texas Instruments  81,353 12,936
109,207
Software 1.0%
Microsoft  92,826 29,310
29,310
Technology Hardware, Storage & Peripherals 3.1%
Samsung Electronics (KRW)  703,271 35,553
Western Digital (1) 1,326,500 60,528
96,081
Total Information Technology 258,030
MATERIALS 2.7%
Chemicals 1.8%
CF Industries Holdings  417,191 35,770
RPM International  218,540 20,720
56,490
Containers & Packaging 0.9%
International Paper  824,155 29,233
29,233
Total Materials 85,723

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE 3.6%
Residential Real Estate Investment Trusts 1.9%
AvalonBay Communities, REIT  340,242 58,433
58,433
Specialized Real Estate Investment Trusts 1.7%
Weyerhaeuser, REIT  1,681,127 51,543
51,543
Total Real Estate 109,976
UTILITIES 6.4%
Electric Utilities 3.3%
NextEra Energy  166,300 9,527
Southern  1,437,639 93,044
102,571
Multi-Utilities 3.1%
Ameren  351,663 26,315
Dominion Energy  810,300 36,196
Sempra  481,036 32,725
95,236
Total Utilities 197,807
Total Common Stocks (Cost $2,617,373) 2,996,234
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 63,424,079 63,424
Total Short-Term Investments (Cost $63,424) 63,424
SECURITIES LENDING COLLATERAL 2.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 63,740,434 63,740
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 63,740
Total Securities Lending Collateral (Cost $63,740) 63,740
Total Investments in Securities 101.9%
(Cost $2,744,537) $ 3,123,398
Other Assets Less Liabilities (1.9)% (58,639)
Net Assets 100.0% $ 3,064,759

T. ROWE PRICE Large-Cap Value Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Large-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 2,276++
Totals $ —# $ — $ 2,276+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 124,927  ¤  ¤ $ 127,164
Total $ 127,164^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,276 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $127,164.

T. ROWE PRICE Large-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Large-Cap Value Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Large-Cap Value Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Large-Cap Value Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,908,296 $ 87,938 $ — $ 2,996,234
Short-Term Investments 63,424 — — 63,424
Securities Lending Collateral 63,740 — — 63,740
Total $ 3,035,460 $ 87,938 $ — $ 3,123,398

T. ROWE PRICE Large-Cap Value Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1233-054Q3 09/23